Annual Total Returns [BarChart] - Western Asset Variable Global High Yield Bond Portfolio - Class I	May 01, 2021
Bar Chart Table:
Annual Return 2011	1.58%
Annual Return 2012	18.33%
Annual Return 2013	6.27%
Annual Return 2014	(1.15%)
Annual Return 2015	(5.84%)
Annual Return 2016	15.60%
Annual Return 2017	8.65%
Annual Return 2018	(3.92%)
Annual Return 2019	14.39%
Annual Return 2020	7.32%